COLONIAL HIGH YIELD SECURITIES FUND
                         COLONIAL INCOME FUND
                    COLONIAL STRATEGIC INCOME FUND
                   COLONIAL TAX-MANAGED GROWTH FUND
                       COLONIAL GOVERNMENT MONEY
                              MARKET FUND
                      COLONIAL INTERMEDIATE U.S.
                            GOVERNMENT FUND
                     COLONIAL SHORT DURATION U.S.
                            GOVERNMENT FUND
                    COLONIAL NEWPORT TIGER CUB FUND
                      NEWPORT GREATER CHINA FUND
                   NEWPORT JAPAN OPPORTUNITIES FUND
                      COLONIAL SELECT VALUE FUND
                           THE COLONIAL FUND
                   COLONIAL FEDERAL SECURITIES FUND
                      COLONIAL GLOBAL EQUITY FUND
                 COLONIAL INTERNATIONAL HORIZONS FUND
                   COLONIAL STRATEGIC BALANCED FUND
                    COLONIAL GLOBAL UTILITIES FUND
                        COLONIAL UTILITIES FUND
                        COLONIAL INTERNATIONAL
                            FUND FOR GROWTH
                       COLONIAL U.S. STOCK FUND
                     COLONIAL SMALL CAP VALUE FUND
                      COLONIAL NEWPORT TIGER FUND

                      Supplement to Prospectuses

During the period January 2, 1998 through April 15, 1998 (Sales Period), unless extended by Liberty Financial Investments, Inc. (Distributor), the Distributor will pay to A.G. Edwards & Sons, Inc. (A.G. Edwards) additional commissions on sales of Class A and Class B shares of the Funds listed above for investment in accounts in any Colonial self-directed or prototype IRA, SEP IRA, SARSEP, Roth IRA and SIMPLE IRA. The Distributor will pay to A.G. Edwards 100% of the applicable Class A sales charge and an additional commission equal to 0.50% of the net asset value of Class B shares sold during the Sales Period for investment in the retirement accounts referenced above.


IR-43/698E-0198                                       January 15, 1998